Other Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deposits	¥ 83,627	¥ 72,002
Deferred customer activation costs	55,841	70,150
Receivables held for sale (Non-current)	203,249	149,972
Allowance for doubtful accounts	(1,395)	(1,926)
Long-term bailment for consumption to a related party	240,000	240,000
Other	47,852	29,941
Total	¥ 629,174	¥ 560,139